CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 998	$ 900
Restricted cash	139	153
Trade receivables and other current assets	1,860	1,683
Financial instrument assets	125	60
Due from related parties	123	35
Assets held for sale	938	58
Total current assets	4,183	2,889
Financial instrument assets	1,500	262
Equity-accounted investments	1,392	1,107
Property, plant and equipment, at fair value	54,283	49,432
Intangible assets	209	218
Goodwill	1,526	966
Deferred income tax assets	176	197
Other long-term assets	842	796
Total assets	64,111	55,867
Current liabilities
Accounts payable and accrued liabilities	1,086	779
Financial instrument liabilities	559	400
Due to related parties	588	164
Corporate borrowings	249	0
Non-recourse borrowings	2,027	1,818
Provisions	83	55
Liabilities directly associated with assets held for sale	351	6
Total current liabilities	4,943	3,222
Financial instrument liabilities	1,670	565
Corporate borrowings	2,299	2,149
Non-recourse borrowings	20,275	17,562
Deferred income tax liabilities	6,507	6,215
Provisions	600	718
Other long-term liabilities	1,531	1,440
Equity
Preferred limited partners’ equity	760	881
Limited partners’ equity	4,096	4,092
Total Equity	26,286	23,996
Total Liabilities and Equity	64,111	55,867
Non-controlling interest
Current assets
Cash and cash equivalents	596	324
Property, plant and equipment, at fair value	26,312	21,600
Equity
Total Equity	21,430	19,023
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	14,755	12,303
Total Equity	14,755	12,303
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	59	59
Total Equity	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,892	2,894
Total Equity	2,892	2,894
BEPC exchangeable shares
Equity
Non-controlling interests	2,561	2,562
Total Equity	2,561	2,562
Preferred equity
Equity
Non-controlling interests	571	613
Total Equity	571	613
Perpetual subordinated notes
Equity
Non-controlling interests	592	592
Total Equity	$ 592	$ 592